UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR/A

811-21836
(Investment Company Act file number)

Index Funds
(Exact name of registrant as specified in charter)

1155 Kelly Johnson Boulevard, Suite 111
Colorado Springs, Colorado 80920
(Address of principal executive offices) (Zip code)

(800) 788-5680
(Registrant's telephone number)

Michael G. Willis
1155 Kelly Johnson Boulevard, Suite 111
Colorado Springs, Colorado 80920
(Name and Address of Agent for Service)

Date of fiscal year end:  March 31

Date of reporting period:  April 30, 2015 –  March 31, 2016

EXPLANATORY NOTE

The Registrant is filing this amendment to its Form N-CSR for the period ended March 31, 2016, originally filed with the Securities and Exchange Commission on June 10, 2016 (Accession Number 0001398344-16-014221) and Amended on June 28, 2016 (Accession Number 0001398344-16-014570)  to provide additional disclosure related to the S&P 500 Index and related Licensing Agreement. This amendment does not materially affect any other portion of the report. Items 2 through 12(a)(1) to this Form N-CSR are incorporated by reference to the Form N-CSR filed on EDGAR on June 10, 2016 (Accession Number 0001398344-16-014221).

Item 1. Reports to Stockholders.

TABLE OF CONTENTS

Shareholder Letter	1
Manager Commentary	2
Disclosure of Fund Expenses	4
Schedule of Investments	5
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	15
Report of Independent Registered Public Accounting Firm	19
Additional Information	20
Trustees and Officers	21

Index Funds S&P 500 Equal Weight	Shareholder Letter
March 31, 2016 (Unaudited)

Dear Shareholders,

Since its inception in January of 2003, the S&P 500 Equal Weight Index1 has outperformed the S&P 500 Index 9 out of the past 13 calendar years. That is notable, considering that the S&P 500 Index itself beats most large cap managers, most of the time. According to the 2015 SPIVA (12/31/2015) report recently released by Standard & Poors, the S&P 500 Index outperformed 84% of large cap managers during the past 5 years and 82% of large cap managers over the past 10 years.

So, if it is so difficult to beat the S&P 500 Index, how has the S&P 500 Equal Weight Index been able to outperform it so consistently—nearly 70% of the time? The answer, for us, is simple. We believe that the Equal Weight version of the S&P 500 Index corrects an inherent “buy-high-sell-low” trading flaw buried within the market-cap formula that powers the S&P 500 Index. To illustrate, after purchasing the 500 stocks within the S&P 500, a portfolio manager of an index fund seeking to track the S&P 500 Index must adjust the portfolio to its underlying index as the stocks fluctuate in price. In this example, if 250 index constituents move higher and 250 index constituents move lower in price, the market-cap formula requires the portfolio manager to purchase more of the 250 stocks that went higher in price and to sell a portion of the 250 stocks that fell in price. This effectively forces the manager to “buy high and sell low”.

In our view, the methodology behind the construction of the Equal Weight Index corrects the Market-Cap “buy-high-sell-low” trading methodology and replaces it with a “buy-low-sell-high” trading methodology. When purchasing the exact same 500 stocks in the S&P 500 Index as illustrated in the example above, the portfolio manager of the Equal Weight S&P 500 Index fund is required to rebalance the portfolio periodically. In the example above, the equal weight methodology requires that the manager sell a portion of the 250 stocks that went higher in price and to purchase a portion of the 250 stocks that fell in price, until the 500 holdings are equal in value again. We believe this creates the very positive effect of requiring the manager to “buy low and sell high”, thus creating a simple solution to a traditionally complex problem.

The U.S. equity markets ended a volatile 2015 on a rather flat note after shrugging off plunging oil prices, a stock market crash in China, an unprecedented refugee crisis in Europe and terror attacks in France. The U.S. dollar continued its historic run up, rallying strong into the close of the year, but backing off its highs during the first quarter of 2016. Each of these factors influenced the performance of the 500+ constituents within the S&P 500 Index.

2015 was a significant year for us as we launched our flagship mutual fund: The Index Funds S&P 500 Equal Weight, ticker symbol INDEX. During our first 12-months of operations, INDEX outperformed its underlying index, the S&P 500 Equal Weight Index, and underperformed its benchmark, the S&P 500 Index (see chart below). 2015 was one of the 4 out of 13 years in which the S&P 500 Index beat its Equal Weight younger brother. Underperformance of our Fund relative to the market capitalization version of the S&P 500 Index, normally occurs when the largest 50 companies within the S&P 500 Index materially outperform the other 450 stocks within the index. This is because the S&P 500 Market-Cap Index overweight’s the top 50 companies within the index to over 50% of the index, whereas the Equal-Weight methodology seeks to hold all 500 companies equal over time.

Looking forward we see a mutual fund industry in transition as a new rule released by the Department of Labor (DOL) sets new fiduciary standards for financial advisors serving retirement accounts such as 401k Plans and IRAs. Morningstar analysts recently released a report stating the new ruling could send $1 trillion in new assets into index mutual funds2. Two weeks after the DOL's April 6 announcement of its new fiduciary standard for retirement plans, Charles Schwab announced they were dumping all of their load funds3. We believe this to be the tip of the iceberg and that many mutual fund companies will need to make major changes in reaction to this new ruling.

The good news is that INDEX is already a “no-load”, low cost index fund with no 12b-1 fees and therefore stands to potentially benefit from these significant changes in the mutual fund industry. We believe that these are all exciting developments and that, depending on how things progress in the near future; low cost index funds may have a significant role to play in the reconfigured Wall Street.

Best Regards,

Michael G. Willis
President
INDEX FUNDS

[1]
The S&P 500 Equal Weight Index is an equal weighted version of the S&P 500 Index. The index includes the same constituents as the capitalization weighted S&P 500, but each company in the S&P 500 Equal Weight Index is allocated a fixed weight - or 0.2% of the index total at each quarterly rebalance. It is a broad-based securities market index. Such indices are generally not actively managed and are not subject to fees and expenses typically associated with managed accounts or funds. You cannot invest directly in a broad-based securities index.

[2]	Reuters.com, 10/30/2015, “$1 trillion could move to index funds if rule on financial advice passes”
[3]	WSJ.com, 04/27/2016, “Charles Schwab to Cease Selling Load Mutual Funds”

Annual Report | March 31, 2016	1

Index Funds S&P 500 Equal Weight	Manager Commentary
March 31, 2016 (Unaudited)

Growth of $10,000 Initial Investment (for the period ended March 31, 2016)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance (for the period ended March 31, 2016)

	1 Month	Quarter	Since Inception*
Index Funds S&P 500 Equal Weight	7.86%	2.91%	-1.00%
S&P 500 Total Return Index	6.78%	1.35%	0.82%
S&P 500 Equal Weight Net Total Return	7.87%	2.87%	-1.98%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (844) 464-6339 or by visiting www.Index.world.

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund (as reported in the April 17, 2015 Prospectus) are 0.96% and 0.30%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through July 31, 2016.

*	The Fund is new and has a limited operating history. The Fund’s inception date is April 30, 2015.

2	www.Index.world

Index Funds S&P 500 Equal Weight	Manager Commentary
March 31, 2016 (Unaudited)

Sector Allocation (as a % of Net Assets)*

*
Holdings are subject to change. Tables present indicative values only. For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry subclassifications for reporting ease. Industries are shown as a percentage of net assets.

The S&P 500 Equal Weight Index (the “Index”) is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by The Index Group, Inc. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by The Index Group, Inc. Index Funds S&P 500 Equal Weight is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Index Funds S&P 500 Equal Weight or any member of the public regarding the advisability of investing in securities generally or in Index Funds S&P 500 Equal Weight particularly or the ability of the S&P 500 Equal Weight Index to track general market performance. S&P Dow Jones Indices’ only relationship to The Index Group, Inc. with respect to the S&P 500 Equal Weight Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500 Equal Weight Index is determined, composed and calculated by S&P Dow Jones Indices without regard to The Index Group, Inc. or the Index Funds S&P 500 Equal Weight. S&P Dow Jones Indices have no obligation to take the needs of The Index Group, Inc. or the owners of Index Funds S&P 500 Equal Weight into consideration in determining, composing or calculating the S&P 500 Equal Weight Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of Index Funds S&P 500 Equal Weight or the timing of the issuance or sale of Index Funds S&P 500 Equal Weight or in the determination or calculation of the equation by which Index Funds S&P 500 Equal Weight is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of Index Funds S&P 500 Equal Weight. There is no assurance that investment products based on the S&P 500 Equal Weight Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE INDEX GROUP, INC., OWNERS OF THE INDEX FUNDS S&P 500 EQUAL WEIGHT OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE INDEX GROUP, INC., OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

Annual Report | March 31, 2016	3

Index Funds S&P 500 Equal Weight	Disclosure of Fund Expenses
March 31, 2016 (Unaudited)

As a shareholder of the Index Funds S&P 500 Equal Weight (the “Fund”), you will incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2015 and held until March 31, 2016.

Actual Expenses. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees or exchange fees. Therefore, the second line of each table below is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Index Funds S&P 500 Equal Weight	Beginning Account Value 10/01/15	Ending Account Value 03/31/16	Expense Ratio(a)	Expenses Paid During Period 10/01/15- 3/31/16(b)
Actual	$1,000.00	$1,079.80	0.30%	$1.56
Hypothetical (5% return before expenses)	$1,000.00	$1,023.50	0.30%	$1.52

(a)	The Fund's expense ratios have been based on the Fund's most recent fiscal half-year expenses.
(b)
Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366. Note the actual expenses paid during the period are based on the Fund's Commencement of Operations date of May 1, 2015.

4	www.Index.world

Index Funds S&P 500 Equal Weight	Schedule of Investments
March 31, 2016

	Shares	Value
COMMON STOCKS: 100.65%
Basic Materials: 3.99%
Air Products & Chemicals, Inc.	45	$6,482
Airgas, Inc.	43	6,091
Alcoa, Inc.	640	6,131
CF Industries Holdings, Inc.	171	5,359
Dow Chemical Co.	120	6,103
Eastman Chemical Co.	85	6,140
Ecolab, Inc.	57	6,357
EI du Pont de Nemours & Co.	95	6,015
FMC Corp.	152	6,136
Freeport-McMoRan, Inc.	638	6,597
International Flavors & Fragrances, Inc.	55	6,257
International Paper Co.	153	6,279
LyondellBasell Industries NV, Class A	70	5,991
Monsanto Co.	67	5,879
Mosaic Co.	212	5,724
Newmont Mining Corp.	228	6,060
Nucor Corp.	134	6,338
PPG Industries, Inc.	58	6,466
Praxair, Inc.	55	6,295
Sherwin-Williams Co.	21	5,978
		122,678

Communications: 6.92%
Alphabet, Inc., Class A(a)	4	3,052
Alphabet, Inc., Class C(a)	4	2,980
Amazon.com, Inc.(a)	11	6,530
AT&T, Inc.	159	6,228
Cablevision Systems Corp., Class A	185	6,105
CBS Corp., Class B Non-Voting	115	6,335
CenturyLink, Inc.	191	6,104
Cisco Systems, Inc.	219	6,235
Comcast Corp., Class A	103	6,291
Discovery Communications, Inc., Class A(a)	81	2,319
Discovery Communications, Inc., Class C(a)	139	3,753
eBay, Inc.(a)	254	6,060
Expedia, Inc.	53	5,715
F5 Networks, Inc.(a)	61	6,457
Facebook, Inc., Class A(a)	56	6,390
Frontier Communications Corp.	1,133	6,334
Interpublic Group of Cos., Inc.	286	6,564
Juniper Networks, Inc.	233	5,944
Level 3 Communications, Inc.(a)	117	6,183
Motorola Solutions, Inc.	86	6,510
Netflix, Inc.(a)	62	6,338
News Corp., Class A	400	5,108
News Corp., Class B	113	1,497
Omnicom Group, Inc.	77	6,409
Priceline Group, Inc.(a)	5	6,445
	Shares	Value
Communications (continued)
Scripps Networks Interactive, Inc., Class A	94	$6,157
Symantec Corp.	331	6,084
TEGNA, Inc.	247	5,795
Time Warner Cable, Inc.	31	6,343
Time Warner, Inc.	87	6,312
TripAdvisor, Inc.(a)	96	6,384
Twenty-First Century Fox, Inc., Class A	159	4,433
Twenty-First Century Fox, Inc., Class B	59	1,664
VeriSign, Inc.(a)	69	6,109
Verizon Communications, Inc.	116	6,273
Viacom, Inc., Class B	155	6,398
Walt Disney Co.	62	6,157
Yahoo! Inc.(a)	180	6,626
		212,621

Consumer, Cyclical: 14.87%
Advance Auto Parts, Inc.	38	6,093
American Airlines Group, Inc.	143	5,864
AutoNation, Inc.(a)	119	5,555
AutoZone, Inc.(a)	8	6,373
Bed Bath & Beyond, Inc.(a)	120	5,957
Best Buy Co., Inc.	179	5,807
BorgWarner, Inc.	170	6,528
CarMax, Inc.(a)	117	5,979
Carnival Corp.	127	6,702
Chipotle Mexican Grill, Inc.(a)	12	5,652
Coach, Inc.	154	6,174
Costco Wholesale Corp.	40	6,303
CVS Health Corp.	61	6,328
Darden Restaurants, Inc.	90	5,967
Delphi Automotive PLC	87	6,527
Delta Air Lines, Inc.	128	6,231
Dollar General Corp.	72	6,163
Dollar Tree, Inc.(a)	76	6,267
DR Horton, Inc.	206	6,227
Fastenal Co.	130	6,370
Ford Motor Co.	459	6,196
GameStop Corp., Class A	198	6,283
Gap, Inc.	202	5,939
General Motors Co.	195	6,129
Genuine Parts Co.	64	6,359
Goodyear Tire & Rubber Co.	184	6,068
Hanesbrands, Inc.	207	5,866
Harley-Davidson, Inc.	125	6,416
Harman International Industries, Inc.	75	6,678
Hasbro, Inc.	78	6,248
Home Depot, Inc.	47	6,271
Johnson Controls, Inc.	163	6,352
Kohl's Corp.	124	5,780
L Brands, Inc.	71	6,234
Leggett & Platt, Inc.	131	6,340
Lennar Corp., Class A	132	6,384

See Notes to Financial Statements.
Annual Report | March 31, 2016	5

Index Funds S&P 500 Equal Weight	Schedule of Investments
March 31, 2016

	Shares	Value
Consumer, Cyclical (continued)
Lowe's Cos., Inc.	84	$6,363
Macy's, Inc.	137	6,040
Marriott International, Inc., Class A	88	6,264
Mattel, Inc.	184	6,186
McDonald's Corp.	50	6,284
Michael Kors Holdings, Ltd.(a)	104	5,924
Mohawk Industries, Inc.(a)	33	6,300
Newell Rubbermaid, Inc.	148	6,555
NIKE, Inc., Class B	101	6,208
Nordstrom, Inc.	108	6,179
O'Reilly Automotive, Inc.(a)	22	6,021
PACCAR, Inc.	116	6,344
PulteGroup, Inc.	331	6,193
PVH Corp.	70	6,934
Ralph Lauren Corp.	62	5,968
Ross Stores, Inc.	105	6,079
Royal Caribbean Cruises, Ltd.	84	6,901
Signet Jewelers, Ltd.	55	6,822
Southwest Airlines Co.	141	6,317
Staples, Inc.	625	6,894
Starbucks Corp.	106	6,328
Starwood Hotels & Resorts Worldwide, Inc.	87	7,258
Target Corp.	74	6,089
Tiffany & Co.	85	6,237
TJX Cos., Inc.	81	6,346
Tractor Supply Co.	67	6,061
Under Armour, Inc., Class A(a)	74	6,277
United Continental Holdings, Inc.(a)	104	6,225
Urban Outfitters, Inc.(a)	184	6,089
VF Corp.	92	5,958
Walgreens Boots Alliance, Inc.	75	6,318
Wal-Mart Stores, Inc.	91	6,233
Whirlpool Corp.	37	6,673
WW Grainger, Inc.	28	6,536
Wyndham Worldwide Corp.	80	6,114
Wynn Resorts, Ltd.	71	6,634
Yum! Brands, Inc.	78	6,384
		457,146

Consumer, Non-Cyclical: 20.08%
Abbott Laboratories	151	6,316
AbbVie, Inc.	106	6,055
ADT Corp.	147	6,065
Aetna, Inc.	54	6,067
Alexion Pharmaceuticals, Inc.(a)	44	6,126
Allergan PLC(a)	20	5,361
Altria Group, Inc.	98	6,141
AmerisourceBergen Corp.	68	5,885
Amgen, Inc.	42	6,297
Anthem, Inc.	43	5,977
Archer-Daniels-Midland Co.	167	6,064
Automatic Data Processing, Inc.	70	6,280
	Shares	Value
Consumer, Non-Cyclical (continued)
Avery Dennison Corp.	87	$6,274
Baxalta, Inc.	155	6,262
Baxter International, Inc.	151	6,203
Becton Dickinson and Co.	41	6,225
Biogen, Inc.(a)	23	5,987
Boston Scientific Corp.(a)	338	6,358
Bristol-Myers Squibb Co.	94	6,005
Brown-Forman Corp., Class B	62	6,105
Campbell Soup Co.	95	6,060
Cardinal Health, Inc.	73	5,982
Celgene Corp.(a)	60	6,005
Church & Dwight Co., Inc.	67	6,176
Cigna Corp.	42	5,764
Cintas Corp.	68	6,107
Clorox Co.	48	6,051
Coca-Cola Co.	135	6,263
Coca-Cola Enterprises, Inc.	121	6,139
Colgate-Palmolive Co.	89	6,288
ConAgra Foods, Inc.	139	6,202
Constellation Brands, Inc., Class A	43	6,497
CR Bard, Inc.	31	6,283
Danaher Corp.	67	6,356
DaVita HealthCare Partners, Inc.(a)	86	6,311
DENTSPLY SIRONA, Inc.	96	5,916
Dr. Pepper Snapple Group, Inc.	67	5,991
Edwards Lifesciences Corp.(a)	70	6,175
Eli Lilly & Co.	82	5,905
Endo International PLC(a)	144	4,054
Equifax, Inc.	56	6,400
Estee Lauder Cos., Inc., Class A	65	6,130
Express Scripts Holding Co.(a)	87	5,976
General Mills, Inc.	100	6,335
Gilead Sciences, Inc.	68	6,246
H&R Block, Inc.	216	5,707
HCA Holdings, Inc.(a)	81	6,322
Henry Schein, Inc.(a)	36	6,215
Hershey Co.	66	6,078
Hormel Foods Corp.	140	6,054
Humana, Inc.	33	6,037
Illumina, Inc.(a)	38	6,160
Intuitive Surgical, Inc.(a)	10	6,010
JM Smucker Co.	47	6,102
Johnson & Johnson	57	6,167
Kellogg Co.	81	6,201
Kimberly-Clark Corp.	46	6,187
Kraft Heinz Co.	79	6,206
Kroger Co.	158	6,043
Laboratory Corp. of America Holdings(a)	53	6,208
Mallinckrodt PLC(a)	88	5,393
McCormick & Co., Inc., Non-Voting Shares	65	6,466
McGraw Hill Financial, Inc.	64	6,335

See Notes to Financial Statements.
6	www.Index.world

Index Funds S&P 500 Equal Weight	Schedule of Investments
March 31, 2016

	Shares	Value
Consumer, Non-Cyclical (continued)
McKesson Corp.	37	$5,818
Mead Johnson Nutrition Co.	81	6,883
Medtronic PLC	79	5,925
Merck & Co., Inc.	115	6,085
Molson Coors Brewing Co., Class B	66	6,348
Mondelez International, Inc., Class A	144	5,777
Monster Beverage Corp.(a)	46	6,135
Moody's Corp.	64	6,180
Mylan NV(a)	125	5,794
Nielsen Holdings PLC	120	6,319
Patterson Cos., Inc.	137	6,375
PayPal Holdings, Inc.(a)	154	5,944
PepsiCo, Inc.	60	6,149
Perrigo Co. PLC	45	5,757
Pfizer, Inc.	200	5,928
Philip Morris International, Inc.	63	6,181
Procter & Gamble Co.	75	6,173
Quanta Services, Inc.(a)	270	6,091
Quest Diagnostics, Inc.	86	6,145
Regeneron Pharmaceuticals, Inc.(a)	16	5,767
Reynolds American, Inc.	119	5,987
Robert Half International, Inc.	143	6,661
St. Jude Medical, Inc.	108	5,940
Stryker Corp.	58	6,223
Sysco Corp.	133	6,215
Tenet Healthcare Corp.(a)	221	6,393
Total System Services, Inc.	136	6,471
Tyson Foods, Inc., Class A	90	5,999
United Rentals, Inc.(a)	102	6,343
UnitedHealth Group, Inc.	49	6,316
Universal Health Services, Inc., Class B	53	6,610
Varian Medical Systems, Inc.(a)	77	6,162
Verisk Analytics, Inc.(a)	80	6,394
Vertex Pharmaceuticals, Inc.(a)	71	5,644
Western Union Co.	319	6,153
Whole Foods Market, Inc.	184	5,724
Zimmer Biomet Holdings, Inc.	58	6,185
Zoetis, Inc.	146	6,472
		617,222

Energy: 8.08%
Anadarko Petroleum Corp.	132	6,147
Apache Corp.	124	6,052
Baker Hughes, Inc.	133	5,829
Cabot Oil & Gas Corp.	278	6,313
California Resources Corp.	8	9
Cameron International Corp.(a)	90	6,034
Chesapeake Energy Corp.	1,297	5,344
Chevron Corp.	64	6,106
Cimarex Energy Co.	65	6,323
Columbia Pipeline Group, Inc.	265	6,651
Concho Resources, Inc.(a)	60	6,062
ConocoPhillips	150	6,040
	Shares	Value
Energy (continued)
Devon Energy Corp.	246	$6,750
Diamond Offshore Drilling, Inc.	267	5,802
Ensco PLC, Class A	545	5,652
EOG Resources, Inc.	81	5,879
EQT Corp.	100	6,726
Exxon Mobil Corp.	74	6,186
First Solar, Inc.(a)	87	5,957
FMC Technologies, Inc.(a)	221	6,047
Halliburton Co.	169	6,037
Helmerich & Payne, Inc.	96	5,637
Hess Corp.	119	6,265
Kinder Morgan, Inc.	327	5,840
Marathon Oil Corp.	546	6,082
Marathon Petroleum Corp.	162	6,023
Murphy Oil Corp.	257	6,474
National Oilwell Varco, Inc.	183	5,691
Newfield Exploration Co.(a)	191	6,351
Noble Energy, Inc.	182	5,717
Occidental Petroleum Corp.	87	5,953
ONEOK, Inc.	215	6,420
Phillips 66	71	6,148
Pioneer Natural Resources Co.	44	6,193
Range Resources Corp.	196	6,346
Schlumberger, Ltd.	81	5,974
Southwestern Energy Co.(a)	762	6,149
Spectra Energy Corp.	201	6,151
Tesoro Corp.	69	5,935
Transocean, Ltd.	542	4,954
Valero Energy Corp.	93	5,965
Williams Cos., Inc.	381	6,123
		248,337

Financials: 18.29%
Affiliated Managers Group, Inc.(a)	40	6,496
Aflac, Inc.	98	6,188
Alliance Data Systems Corp.(a)	29	6,380
Allstate Corp.	93	6,265
American Express Co.	102	6,263
American International Group, Inc.	115	6,216
American Tower Corp., REIT	62	6,347
Ameriprise Financial, Inc.	66	6,205
Aon PLC	61	6,371
Apartment Investment & Management Co., REIT, Class A	155	6,482
Assurant, Inc.	79	6,095
AvalonBay Communities, Inc., REIT	33	6,277
Bank of America Corp.	442	5,976
Bank of New York Mellon Corp.	161	5,930
BB&T Corp.	177	5,889
Berkshire Hathaway, Inc., Class B(a)	43	6,101
BlackRock, Inc.	18	6,130
Boston Properties, Inc., REIT	50	6,354
Capital One Financial Corp.	86	5,961

See Notes to Financial Statements.
Annual Report | March 31, 2016	7

Index Funds S&P 500 Equal Weight	Schedule of Investments
March 31, 2016

	Shares	Value
Financials (continued)
CBRE Group, Inc., Class A(a)	220	$6,340
Charles Schwab Corp.	216	6,052
Chubb Corp.	51	6,077
Cincinnati Financial Corp.	92	6,013
Citigroup, Inc.	142	5,928
Citizens Financial Group, Inc.	278	5,824
CME Group, Inc.	64	6,147
Comerica, Inc.	162	6,135
Crown Castle International Corp., REIT	71	6,141
Discover Financial Services	124	6,314
E*Trade Financial Corp.(a)	240	5,878
Equinix, Inc., REIT	19	6,283
Equity Residential, REIT	84	6,303
Essex Property Trust, Inc., REIT	27	6,314
Extra Space Storage, Inc., REIT	70	6,542
Federal Realty Investment Trust, REIT	40	6,242
Fifth Third Bancorp	350	5,841
Franklin Resources, Inc.	159	6,209
General Growth Properties, Inc., REIT	211	6,273
Goldman Sachs Group, Inc.	40	6,279
Hartford Financial Services Group, Inc.	136	6,267
HCP, Inc., REIT	187	6,092
Host Hotels & Resorts, Inc., REIT	366	6,112
Huntington Bancshares, Inc.	621	5,924
Intercontinental Exchange, Inc.	26	6,114
Invesco, Ltd.	203	6,246
Iron Mountain, Inc., REIT	192	6,511
JPMorgan Chase & Co.	103	6,100
KeyCorp	543	5,995
Kimco Realty Corp., REIT	219	6,303
Legg Mason, Inc.	183	6,346
Leucadia National Corp.	399	6,452
Lincoln National Corp.	152	5,958
Loews Corp.	162	6,198
M&T Bank Corp.	55	6,105
Macerich Co., REIT	76	6,022
Marsh & McLennan Cos., Inc.	104	6,322
MasterCard, Inc., Class A	69	6,521
MetLife, Inc.	138	6,064
Morgan Stanley	234	5,852
NASDAQ OMX Group, Inc.	92	6,107
Navient Corp.	509	6,093
Northern Trust Corp.	93	6,061
People's United Financial, Inc.	382	6,085
PNC Financial Services Group, Inc.	71	6,004
Principal Financial Group, Inc.	151	5,957
Progressive Corp.	183	6,431
Prologis, Inc., REIT	143	6,318
Prudential Financial, Inc.	83	5,994
Public Storage, REIT	24	6,620
Realty Income Corp., REIT	102	6,376
	Shares	Value
Financials (continued)
Regions Financial Corp.	740	$5,809
Simon Property Group, Inc., REIT	30	6,231
SL Green Realty Corp., REIT	64	6,200
State Street Corp.	105	6,145
SunTrust Banks, Inc.	165	5,953
Synchrony Financial(a)	211	6,047
T Rowe Price Group, Inc.	84	6,171
Torchmark Corp.	111	6,012
Travelers Cos., Inc.	54	6,302
UDR, Inc., REIT	167	6,435
Unum Group	192	5,937
US Bancorp	151	6,129
Ventas, Inc., REIT	102	6,422
Visa, Inc., Class A	85	6,501
Vornado Realty Trust, REIT	66	6,232
Wells Fargo & Co.	122	5,900
Welltower, Inc., REIT	92	6,379
Weyerhaeuser Co., REIT	212	6,568
Willis Towers Watson PLC	51	6,052
XL Group PLC	170	6,256
Zions Bancorporation	244	5,907
		562,199

Industrials: 12.87%
3M Co.	38	6,332
Agilent Technologies, Inc.	155	6,177
Allegion PLC	96	6,116
AMETEK, Inc.	127	6,347
Amphenol Corp., Class A	108	6,245
Ball Corp.	88	6,274
Boeing Co.	49	6,220
Caterpillar, Inc.	84	6,429
CH Robinson Worldwide, Inc.	84	6,235
Corning, Inc.	313	6,539
CSX Corp.	233	6,000
Cummins, Inc.	59	6,486
Deere & Co.	73	5,620
Dover Corp.	97	6,240
Eaton Corp. PLC	101	6,319
Emerson Electric Co.	119	6,471
Expeditors International of Washington, Inc.	127	6,199
FedEx Corp.	42	6,834
FLIR Systems, Inc.	190	6,261
Flowserve Corp.	135	5,995
Fluor Corp.	119	6,390
Garmin, Ltd.	153	6,114
General Dynamics Corp.	45	5,912
General Electric Co.	201	6,390
Harris Corp.	76	5,917
Honeywell International, Inc.	56	6,275
Illinois Tool Works, Inc.	62	6,351
Ingersoll-Rand PLC	104	6,449

See Notes to Financial Statements.
8	www.Index.world

Index Funds S&P 500 Equal Weight	Schedule of Investments
March 31, 2016

	Shares	Value
Industrials (continued)
Jacobs Engineering Group, Inc.(a)	146	$6,358
JB Hunt Transport Services, Inc.	74	6,234
Kansas City Southern	71	6,067
L-3 Communications Holdings, Inc.	51	6,044
Lockheed Martin Corp.	28	6,202
Martin Marietta Materials, Inc.	39	6,221
Masco Corp.	207	6,510
Norfolk Southern Corp.	77	6,410
Northrop Grumman Corp.	32	6,333
Owens-Illinois, Inc.(a)	413	6,592
Parker-Hannifin Corp.	56	6,220
Pentair PLC	121	6,565
PerkinElmer, Inc.	125	6,183
Raytheon Co.	50	6,132
Republic Services, Inc.	129	6,147
Rockwell Automation, Inc.	57	6,484
Rockwell Collins, Inc.	68	6,270
Roper Technologies, Inc.	35	6,397
Ryder System, Inc.	99	6,413
Sealed Air Corp.	130	6,241
Snap-on, Inc.	40	6,280
Stanley Black & Decker, Inc.	61	6,418
Stericycle, Inc.(a)	53	6,688
TE Connectivity, Ltd.	102	6,316
Textron, Inc.	180	6,563
Thermo Fisher Scientific, Inc.	43	6,088
Tyco International PLC	168	6,167
Union Pacific Corp.	75	5,966
United Parcel Service, Inc., Class B	60	6,328
United Technologies Corp.	63	6,306
Vulcan Materials Co.	59	6,229
Waste Management, Inc.	104	6,136
Waters Corp.(a)	47	6,200
WestRock Co.	165	6,440
Xylem, Inc.	158	6,462
		395,747

Technology: 9.62%
Accenture PLC, Class A	58	6,693
Activision Blizzard, Inc.	193	6,531
Adobe Systems, Inc.(a)	71	6,660
Akamai Technologies, Inc.(a)	109	6,057
Analog Devices, Inc.	109	6,452
Apple, Inc.	60	6,539
Applied Materials, Inc.	304	6,439
Autodesk, Inc.(a)	108	6,298
Avago Technologies, Ltd.	41	6,335
CA, Inc.	200	6,158
Cerner Corp.(a)	113	5,985
Citrix Systems, Inc.(a)	80	6,286
Cognizant Technology Solutions Corp., Class A(a)	107	6,709
CSRA, Inc.	244	6,564
	Shares	Value
Technology (continued)
Dun & Bradstreet Corp.	61	$6,288
Electronic Arts, Inc.(a)	95	6,281
EMC Corp.	232	6,183
Fidelity National Information Services, Inc.	97	6,141
Fiserv, Inc.(a)	62	6,360
Hewlett Packard Enterprise Co.	373	6,613
HP, Inc.	521	6,419
Intel Corp.	192	6,211
International Business Machines Corp.	43	6,512
Intuit, Inc.	61	6,345
KLA-Tencor Corp.	88	6,407
Lam Research Corp.	80	6,608
Linear Technology Corp.	138	6,149
Microchip Technology, Inc.	125	6,025
Micron Technology, Inc.(a)	535	5,601
Microsoft Corp.	115	6,351
NetApp, Inc.	225	6,140
NVIDIA Corp.	189	6,734
Oracle Corp.	156	6,382
Paychex, Inc.	115	6,211
Pitney Bowes, Inc.	298	6,419
Qorvo, Inc.(a)	125	6,301
QUALCOMM, Inc.	117	5,983
Red Hat, Inc.(a)	85	6,333
salesforce.com, Inc.(a)	85	6,276
SanDisk Corp.	79	6,010
Seagate Technology PLC	168	5,788
Skyworks Solutions, Inc.	84	6,544
Teradata Corp.(a)	228	5,983
Texas Instruments, Inc.	109	6,259
Western Digital Corp.	122	5,763
Xerox Corp.	565	6,305
Xilinx, Inc.	130	6,166
		295,797

Utilities: 5.93%
AES Corp.	559	6,596
AGL Resources, Inc.	94	6,123
Ameren Corp.	126	6,313
American Electric Power Co., Inc.	95	6,308
American Water Works Co., Inc.	89	6,135
CenterPoint Energy, Inc.	300	6,276
CMS Energy Corp.	149	6,324
Consolidated Edison, Inc.	83	6,359
Dominion Resources, Inc.	84	6,310
DTE Energy Co.	69	6,256
Duke Energy Corp.	78	6,293
Edison International	87	6,254
Entergy Corp.	80	6,342
Eversource Energy	108	6,301
Exelon Corp.	175	6,276

See Notes to Financial Statements.
Annual Report | March 31, 2016	9

Index Funds S&P 500 Equal Weight	Schedule of Investments
March 31, 2016

	Shares	Value
Utilities (continued)
FirstEnergy Corp.	171	$6,151
NextEra Energy, Inc.	53	6,272
NiSource, Inc.	268	6,314
NRG Energy, Inc.	444	5,776
PG&E Corp.	106	6,330
Pinnacle West Capital Corp.	86	6,456
PPL Corp.	167	6,358
Public Service Enterprise Group, Inc.	137	6,458
SCANA Corp.	91	6,384
Sempra Energy	61	6,347
Southern Co.	122	6,311
TECO Energy, Inc.	222	6,112
WEC Energy Group, Inc.	105	6,307
Xcel Energy, Inc.	151	6,315
		182,357

Total Common Stocks
(Cost $3,277,696)		3,094,104

SHORT TERM INVESTMENTS: 0.27%
Fidelity® Institutional Money Market Government Portfolio, Class I (0.23% 7-day yield)	8,122	8,122

Total Short Term Investments
(Cost $8,122)		8,122

Total Investments: 100.92%
(Cost $3,285,818)		3,102,226

Liabilities In Excess Of Other Assets: (0.92)%		(28,208)

Net Assets: 100.00%		$3,074,018

(a)	Non-income producing security.

Investment Abbreviations:
Ltd. - Limited.
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC - Public limited company.
REIT - Real Estate Investment Trust.

See Notes to Financial Statements.
10	www.Index.world

Index Funds S&P 500 Equal Weight	Statement of Assets and Liabilities
March 31, 2016

ASSETS:
Investments, at value	$3,102,226
Receivable due from adviser	23,553
Interest and dividends receivable	3,916
Prepaid expenses and other assets	9,633
Total Assets	3,139,328
LIABILITIES:
Payable to fund accounting and administration	27,633
Payable for trustee fees and expenses	24
Payable for transfer agency fees	5,579
Payable for chief compliance officer fee	1,667
Payable for professional fees	24,212
Accrued expenses and other liabilities	6,195
Total Liabilities	65,310
NET ASSETS	$3,074,018
NET ASSETS CONSIST OF:
Paid-in capital	$3,220,476
Accumulated net investment income	14,779
Accumulated net realized gain on investments	22,355
Net unrealized depreciation on investments	(183,592)
NET ASSETS	$3,074,018
INVESTMENTS, AT COST	$3,285,818
PRICING OF SHARES
Net Asset Value, offering and redemption price per share	$24.01
Net Assets	$3,074,018
Shares of beneficial interest outstanding, without par value	128,036

See Notes to Financial Statements.
Annual Report | March 31, 2016	11

Index Funds S&P 500 Equal Weight	Statement of Operations
For the Period May 1, 2015 (Commencement of Operations) to March 31, 2016

INVESTMENT INCOME:
Dividends	$56,979
Foreign taxes withheld	(25)
Total Investment Income	56,954

EXPENSES:
Investment advisory fee (Note 3)	6,124
Administration fee	148,042
Custodian fee	5,000
Audit and tax fees	16,500
Legal fees	42,752
Transfer agent fee	38,355
Trustee fees and expenses	24
Registration fees	30,730
Printing fees	5,397
Chief compliance officer fee	18,333
Other	19,451
Total expenses before waiver	330,708
Less fees waived/reimbursed by investment adviser (Note 3)	(323,356)
Total Net Expenses	7,352
NET INVESTMENT INCOME:	49,602

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain on investments	77,263
Net change in unrealized depreciation on investments	(183,592)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(106,329)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(56,727)

See Notes to Financial Statements.
12	www.Index.world

Index Funds S&P 500 Equal Weight	Statement of Changes in Net Assets

For the Period May 1, 2015 (Commencement of Operations) to March 31, 2016
OPERATIONS:
Net investment income	$49,602
Net realized gain on investments	77,263
Net change in unrealized depreciation on investments	(183,592)
Net decrease in net assets resulting from operations	(56,727)

DISTRIBUTIONS TO SHAREHOLDERS:	(89,860)
From net investment income	(34,953)
From net realized gains on investments	(54,908)
Net decrease in net assets from distributions	(89,861)
SHARE TRANSACTIONS:
Proceeds from sale of shares	3,683,435
Issued to shareholders in reinvestment of distributions	89,861
Cost of shares redeemed	(552,690)
Net increase from share transactions	3,220,606
Net increase in net assets	$3,074,018
NET ASSETS:
Beginning of period	0
End of period (including accumulated net investment income of $14,779)	$3,074,018

Other Information:
SHARE TRANSACTIONS:
Sold	147,123
Distributions reinvested	3,875
Redeemed	(22,962)
Net increase in shares outstanding	128,036

See Notes to Financial Statements.
Annual Report | March 31, 2016	13

Index Funds S&P 500 Equal Weight	Financial Highlights
For a Share Outstanding Throughout the Period Presented

	For the Period May 1, 2015 (Commencement of Operations) to March 31, 2016
Net asset value, beginning of period	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.44
Net realized and unrealized loss	(0.71)
Total from investment operations	(0.27)

DISTRIBUTIONS:
From net investment income	(0.28)
From net realized gains	(0.44)
Total distributions	(0.72)

Net decrease in net asset value	(0.99)
Net asset value, end of year	$24.01

TOTAL RETURN	(1.00	)%(b)

SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$3,074

RATIOS TO AVERAGE NET ASSETS:
Ratio of expenses to average net assets excluding fee waivers and reimbursements	13.50	%(c)
Ratio of expenses to average net assets including fee waivers and reimbursements	0.30	%(c)
Ratio of net investment income to average net assets	2.02	%(c)

PORTFOLIO TURNOVER RATE	81	%(b)

(a)	Calculated using the average shares method.
(b)	Not Annualized.
(c)	Annualized.

See Notes to Financial Statements.
14	www.Index.world

Index Funds S&P 500 Equal Weight	Notes to Financial Statements
March 31, 2016

1. ORGANIZATION

The Index Funds S&P 500 Equal Weight (the “Fund”) is a separate series of Index Funds, an open-end management investment company that was organized as a trust under the laws of the State of Delaware on November 9, 2005 (the “Trust”). The Trust was previously known as “Giant 5 Funds”, and changed its name to “Index Funds” in February 2014. The Fund currently offers one class of shares: No Load Shares. The Fund is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund seeks to achieve its investment objective by investing in a portfolio of assets whose performance, before fees and expenses, is expected to match approximately the performance of the Standard & Poor’s 500 Equal Weight Index (the “Index”). The Fund expects that its portfolio will consist primarily of securities of issuers included in the Index. The Index is designed to measure the performance of approximately 500 U.S. issuers chosen for market size, liquidity and industry grouping, among other factors.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in financial statements. Actual results could differ from those estimates.

Investment Transactions — Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis. Realized gains and losses from investment transactions are determined using the identified cost basis.

Investment Income — Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income which includes amortization of premium and accretion of discount, is recorded on the accrual basis.

Investment Valuation — The Fund’s portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time). Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded. Money market funds, representing short-term investments, are valued at their daily net asset value. Securities that are traded on the Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price or if no sale is reported, the mean between the bid and the ask. Securities which are traded over‐the‐counter are valued at the last sale price or, if no sale, at the mean between the bid and the ask. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser in accordance with procedures approved by the Board of Trustees (the “Board”). The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange. As of March 31, 2016 there were no securities that were internally fair valued.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2—
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Annual Report | March 31, 2016	15

Index Funds S&P 500 Equal Weight	Notes to Financial Statements
March 31, 2016

Level 3—
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the period ended March 31, 2016 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of March 31, 2016:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Index Funds S&P 500 Equal Weight
Common Stocks	$3,094,104	$–	$–	$3,094,104
Short Term Investments	8,122	–	–	8,122
TOTAL	$3,102,226	$–	$–	$3,102,226

*	See Schedule of Investments for industry classification.

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2016.

For the period ended March 31, 2016, the Fund did not have any unobservable inputs (Level 3) used in determining fair value.

Expenses
The Fund bears expenses incurred specifically for the Fund and general Trust expenses.

Distributions to Shareholders — Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

Fees on Redemptions
The Fund charges a redemption fee of 2.00% on redemptions of Fund’s shares occurring within 30 days following the issuance of such shares. The redemption fee is not a fee to finance sales or sales promotion expenses, but is paid to the Fund to defray the costs of liquidating an investor and discouraging short-term trading of the Fund’s shares. No redemption fee will be imposed on the redemption of shares representing dividends or capital gains distributions, or on amounts representing capital appreciation of shares.

Income Taxes — As of and during the period ended March 31, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending March 31, 2016. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Fund for Federal income or excise taxes.

16	www.Index.world

Index Funds S&P 500 Equal Weight	Notes to Financial Statements
March 31, 2016

3. ADVISORY FEES, ADMINISTRATION FEES AND OTHER AGREEMENTS

The Index Group, Inc., is the Investment Adviser for the Fund (the “Adviser”). The Adviser currently provides investment advisory services for individuals, trusts, estates and institutions. The Adviser commenced operations in 2004, and is registered as an investment adviser with the Securities and Exchange Commission. The Adviser is entitled to an investment advisory fee, computed daily and payable monthly, of 0.25% of the average daily net assets of the Fund.

The Adviser has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 0.30% of the Fund’s average daily net assets for No Load Shares. This agreement is in effect through July 31, 2016. This agreement may not be terminated or modified prior to this date except with the approval of the Fund’s Board.

The Adviser may request a reimbursement from the Fund to recapture any reduced management fees or reimbursed Fund expenses within three years following the fee reduction or expense reimbursement, but only to the extent the Fund’s Total Annual Fund Operating Expenses, plus any requested reimbursement amount, are less than the above limit at the time of the request. Any such reimbursement is subject to review by the Board.

As of March 31, 2016, reimbursements that may potentially be made by the Fund to the Adviser total $323,356. These reimbursements expire March 31, 2019.

Fund Accounting Fees and Expenses
ALPS Fund Services, Inc. (“ALPS” or the “Administrator”) provides administrative, fund accounting and other services to the Fund under the Administration, Bookkeeping and Pricing Services Agreement (the “Administration Agreement”) with the Trust. Under the Administration Agreement, ALPS is paid fees, accrued on a daily basis and paid on a monthly basis following the end of the month. Administrator fees paid by the Fund for the period ended March 31, 2016 are disclosed in the Statement of Operations.

The Administrator is also reimbursed by the Fund for certain out of pocket expenses.

Transfer Agent and Shareholder Services Agreement
ALPS serves as transfer, dividend paying and shareholder servicing agent for the Fund (the “Transfer Agent”) under a Transfer Agency and Services Agreement with the Trust. Transfer Agent fees paid by the Fund for the period ended March 31, 2016 are disclosed in the Statement of Operations.

Compliance Services
ALPS provides Chief Compliance Officer services to the Fund. Additionally, ALPS provides services in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act. ALPS is compensated under the Chief Compliance Officer Services Agreement. Compliance services fees paid by the Fund for the period ended March 31, 2016 are disclosed in the Statement of Operations.

Distributor
The Fund has entered into a Distribution Agreement with ALPS Distributors, Inc. (“the Distributor”) to provide distribution services to the Fund. The Distributor serves as underwriter/distributor of shares of the Fund. Distribution services fees paid by the Fund for the period ended March 31, 2016 are disclosed in the Statement of Operations.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investment securities, excluding short-term securities, are shown below for the period ended March 31, 2016.

Funds	Cost of Investments Purchased	Proceeds from Investments Sold
Index Funds S&P 500 Equal Weight	$5,269,367	$2,065,901

Annual Report | March 31, 2016	17

Index Funds S&P 500 Equal Weight	Notes to Financial Statements
March 31, 2016

5. TAX BASIS INFORMATION

Distributions are determined in accordance with federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

The tax character of distributions paid during the period ended March 31, 2016, were as follows:

	Ordinary Income	Long-Term Capital Gain
Index Funds S&P 500 Equal Weight	$89,396	$465

For the period ended March 31, 2016, the following reclassifications, which had no impact on results of operations or net assets and were primarily attributed to non-deductible expenses, were recorded to reflect tax character:

	Undistributed Net Investment Income	Accumulated Net Realized Gain on Investments	Paid-in Capital
Index Funds S&P 500 Equal Weight	$130	$–	$(130)

As of March 31, 2016, net unrealized appreciation/(depreciation) of investments based on the federal tax cost were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Depreciation	Cost of Investments for Income Tax Purposes
Index Funds S&P 500 Equal Weight	$130,621	$(327,853)	$(197,232)	$3,299,458

The difference between book basis and tax basis is primarily attributable to wash sales.

At March 31, 2016, components of distributable earning on a tax basis were as follows:

Index Funds S&P 500 Equal Weight
Accumulated ordinary income	$49,734
Accumulated net realized gain	1,040
Net unrealized depreciation on investments	(197,232)
Total	$(146,458)

6. BENEFICIAL OWNERSHIP

At March 31, 2016, a shareholder is the record owner of approximately 51% of the Fund's shares.

7. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects the risk of loss to be remote.

18	www.Index.world

Index Funds S&P 500 Equal Weight	Report of Independent Registered Public Accounting Firm
March 31, 2016

To the Shareholders of Index Funds S&P 500 Equal Weight and Board of Trustees of Index Funds

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Index Funds S&P 500 Equal Weight (the “Fund”), a series of Index Funds, as of March 31, 2016, and the related statements of operations and changes in net assets, and the financial highlights for the period May 1, 2015 (commencement of operations) through March 31, 2016. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2016, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Index Funds S&P 500 Equal Weight as of March 31, 2016, the results of its operations, changes in its net assets, and the financial highlights for the period May 1, 2015 (commencement of operations) through March 31, 2016, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
May 27, 2016

Annual Report | March 31, 2016	19

Index Funds S&P 500 Equal Weight	Additional Information
March 31, 2016 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, (1) without charge, upon request, by calling (1-888-544-2685) and (2) on the SEC’s website at http://ww.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. You may review and make copies at the SEC’s Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov, or is available without charge, upon request, by calling the Funds at 1-888-544-2685. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330, (1-800-732-0330).

3. TAX INFORMATION (UNAUDITED)

NOTICE TO STOCKHOLDERS

The Fund designates the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2015:

Qualified Dividend Income:	35.54%
Dividend Received Deduction:	34.25%

In early 2016, if applicable, stockholders of record received this information for the distributions paid to them by the Funds during the calendar year 2015 via Form 1099. The Funds will notify shareholders in early 2017 of amounts paid to them by the Funds, if any, during the calendar year 2016.

Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Index Fund S&P 500 Equal Weight designated $465 as long-term capital gain dividends.

20	www.Index.world

Index Funds S&P 500 Equal Weight	Trustees and Officers
March 31, 2016 (Unaudited)

NON-INTERESTED TRUSTEES
Name, Address and Age/Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Portfolios in Fund Complex* Overseen by Trustee	Other Trusteeships Held by Trustee
Lance J. Baller (born 1974)	Trustee	Indefinite; since January 18, 2006	Managing Partner, Shoreline Equity Partners, Inc., a merger and acquisition consulting company (2004 to present ); Managing Partner and Portfolio Manager, Elevation Capital Management, LLC (2005 to present); Co-Chairman, Eagle: XM, a marketing company (2005 to 2008); President, Ultimate Investments Corporation, Inc., a Colorado company (1993 to present); President, Baller Enterprises, Inc., a Colorado company (2004 to present).	1	Co-Chairman, Eagle: XM; Director, Iofina PLC; Vice Chairman, NetAds International, Inc.
Lance Coles (born 1964)	Trustee	Indefinite; since December 12, 2014	Minister, New Life Church.	1	None
Kevin J. Trigueiro (born 1966)	Trustee	Indefinite; since January 18, 2006	Broker/Owner, The 2 None Kastle Group, LLC (2006 to present).	1	None
INTERESTED TRUSTEE
Michael Willis (born 1966)	Trustee	Indefinite; since January 18, 2006	President of The Index Group, Inc. (2004 to present).	1	None

Name, Address and Age/Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Michael Willis (born 1966)	President, Treasurer and Secretary	Indefinite, Since January 18, 2006 (President), since November 25, 2009 (Treasurer and Secretary).	President of The Index Group, Inc. (2004 to present).
Theodore Uhl (born 1974)	Chief Compliance Officer	Indefinite; since February 2016
Deputy Compliance Officer of ALPS Fund Services, Inc. (“ALPS”) since June 2010. Senior Risk Manager of ALPS from 2006 until June 2010. Prior to ALPS, Sr. Analyst with Enenbach and Associates (RIA), and Sr. Financial Analyst at Sprint.

Annual Report | March 31, 2016	21

Must be accompanied or preceded by a Prospectus.
Index Funds is distributed by ALPS Distributors, Inc.
Index Funds and ALPS Distributors, Inc. are not affiliated.

INDEX

FUNDS

Item 12.                  Exhibits.

(a)(1)	Incorporated by reference.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)	Not applicable.

(b)	The certifications by the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Index Funds

By:	/s/ Michael G. Willis
Michael G. Willis, President
(Principal Executive Officer)
Date:	July 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael G. Willis
Michael G. Willis, President
(Principal Executive Officer)
Date:	July 29, 2016

By:	/s/ Michael G. Willis
Michael G. Willis, President
(Principal Financial Officer)
Date:	July 29, 2016